Principal Accounting Policies - Schedule of Summary Financial Information of Group's VIEs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable interest entity, primary beneficiary [Member] CNY	Dec. 31, 2011 Variable interest entity, primary beneficiary [Member] CNY	Dec. 31, 2010 Variable interest entity, primary beneficiary [Member] CNY
Variable Interest Entity [Line Items]
Total assets	$ 520,274	3,241,362	2,558,036		7,038	5,600
Total liabilities	92,347	575,334	452,461		166	405
Total revenues	242,733	1,512,249	1,370,099	1,089,995	2,340	7,931	12,142
Net income	$ 75,457	470,106	386,508	234,661	1,730	281	522